UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Centaurus Capital LP

Address:   33 Cavendish Square, 16th Floor
           London, W1G OPW, United Kingdom


Form 13F File Number: 028-11856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul Leary
Title: Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
Phone:  011 44 20 7 852 3800

Signature,  Place,  and  Date  of  Signing:

/s/ Paul Leary             London, United Kingdom                May 10, 2011
-------------------------  ---------------------------------  ------------------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      408,041
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number       Name

1               028-11857                  Centaurus Capital Limited


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
BJS WHOLESALE CLUB INC       COM            05548J106    6,059   124,100 SH       OTHER      1           0   124,100    0
EXCO RESOURCES INC           COM            269279402   24,339 1,178,058 SH       OTHER      1           0 1,178,058    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   14,999   270,000 SH  PUT  OTHER      1           0   270,000    0
FRONTEER GOLD INC            COM            359032109   23,220 1,585,000 SH       OTHER      1           0 1,585,000    0
FUSHI COPPERWELD INC         COM            36113E107    4,667   581,883 SH       OTHER      1           0   581,883    0
GENZYME CORP                 COM            372917104  160,956 2,113,538 SH       OTHER      1           0 2,113,538    0
L-1 IDENTITY SOLUTIONS INC   COM            50212A106   20,917 1,775,632 SH       OTHER      1           0 1,775,632    0
LABRANCHE & CO INC           COM            505447102    1,437   365,702 SH       OTHER      1           0   365,702    0
NYSE EURONEXT                COM            629491101   13,083   372,000 SH  CALL OTHER      1           0   372,000    0
PRIDE INTL INC DEL           COM            74153Q102   48,233 1,123,000 SH       OTHER      1           0 1,123,000    0
SMURFIT-STONE CONTAINER CORP COM            83272A104   80,219 2,075,533 SH       OTHER      1           0 2,075,533    0
TONGJITANG CHINESE MED CO    SPON ADR       89025E103      481   107,540 SH       OTHER      1           0   107,540    0
VERIGY LTD                   SHS            Y93691106    4,157   295,000 SH       OTHER      1           0   295,000    0
WIMM BILL DANN FOODS OJSC    SPONSORED ADR  97263M109    5,274   157,576 SH       OTHER      1           0   157,576    0